Schedule of Supplemental Information Related to Operating Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating cash flows for operating leases			$ 1,938,629
Operating lease costs during the year	$ 906,838	$ 1,062,181	1,815,303	$ 2,100,085	$ 4,054,423	$ 1,112,362
Cash payments included in the measurement of operating lease liabilities during the year					3,188,986	1,212,800
Operating lease liabilities arising from obtaining lease right-of-use assets during the year					$ 16,617,790	$ 3,853,500
Weighted-average remaining lease term (in years) as of year-end	10 years 9 months 18 days		10 years 9 months 18 days		11 years 3 months	5 years 10 days
Weighted-average discount rate during the year	13.59%		13.59%		13.57%	9.85%